Other Income and Expense	12 Months Ended
Dec. 31, 2015
Other Income and Expenses [Abstract]
Other Income and Expense
Our other income (expense) classification primarily includes gains and losses associated with activities not directly related to brewing and selling beer. For instance, aggregate unrealized and realized foreign exchange gains and losses resulting from remeasurement and settlement of foreign-denominated monetary assets and liabilities, as well as certain gains or losses on sales of non-operating assets are classified in this line item. These gains and losses are reported in the operating segment in which they occur; however, foreign exchange gains and losses on intercompany balances are reported within the Corporate segment. The initial recording of foreign-denominated transactions are classified based on the nature of the transaction, with the unrealized or realized foreign exchange gains or losses resulting from the subsequent remeasurement of the monetary asset or liability, and its ultimate settlement, classified in other income (expense).
Other Income and Expense
The table below summarizes other income and (expense):

	For the years ended
	December 31, 2015	December 31, 2014	December 31, 2013
	(In millions)
Bridge loan commitment fees(1)	$(6.9)	$—	$—
Gain on sale of non-operating asset(2)	0.8	—	23.5
Gain (loss) from other foreign exchange and derivative activity	6.2	(6.6)	(7.8)
Other, net	0.8	0.1	3.2
Other income (expense), net	$0.9	$(6.5)	$18.9

(1)
During the fourth quarter of 2015, we recognized amortization of commitment costs incurred in connection with our bridge loan agreement entered into subsequent to the announcement of the pending Acquisition of MillerCoors. See Note 21, "Pending Acquisition" for further discussion.

(2)
In 2015, we recorded gains on the sale of non-operating assets. In 1991, we became a limited partner in the Colorado Rockies Baseball Club, Ltd. ("the Partnership"), treated as a cost method investment. Effective November 8, 2013, we sold our 14.6% interest in the Partnership and recognized a gain of $22.3 million. We did not make any cash contributions in 2013, and cash distributions, recognized within other income, from the Partnership were immaterial in 2013.

Additionally, during the first quarter of 2013, we realized a $1.2 million gain for proceeds received related to a non-income-related tax settlement resulting from historical activity within our former investment in the Montreal Canadiens.